Segment Revenue and Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Information about major customers	two major customers
Operating segments [member] | Australia Operating Segment [member]
Disclosure of operating segments [line items]
Information about major customers		two major customers	two major customers
Major Customer One [member]
Disclosure of operating segments [line items]
Percentage of entity revenue	7.00%
Major Customer One [member] | Operating segments [member] | Australia Operating Segment [member]
Disclosure of operating segments [line items]
Percentage of entity revenue		8.00%	12.00%
Major Customer Two [member]
Disclosure of operating segments [line items]
Percentage of entity revenue	6.00%
Major Customer Two [member] | Operating segments [member] | Marketing Operating Segments [member]
Disclosure of operating segments [line items]
Percentage of entity revenue		7.00%	9.00%